RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Officer salaries and short-term benefits	$ 12,989	$ 10,661
Share based payment expense	7,784	4,237
Directors fees	3,589	600
Severance payments	597	461
Key management personnel compensation	24,959	15,959
Other expenses, related party	$ 132	$ 61